Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of share options excluded from computation of diluted earnings per equity share	1,058,527	540,280